Expense Example, No Redemption - Prudential Day One Income Fund	R1 1 Year	R1 3 Years	R1 5 Years	R1 10 Years	R2 1 Year	R2 3 Years	R2 5 Years	R2 10 Years	R3 1 Year	R3 3 Years	R3 5 Years	R3 10 Years	R4 1 Year	R4 3 Years	R4 5 Years	R4 10 Years	R5 1 Year	R5 3 Years	R5 5 Years	R5 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	117	3,737	6,323	10,002	92	453	839	1,922	77	426	799	1,849	66	3,364	5,854	9,731	56	406	780	1,832	41	259	494	1,170